UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	December 31

Date of reporting period: 	September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Tax-Advantaged Dividend Income Fund

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Tax-Advantaged Dividend Income Fund
Securities owned by the fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 108.03%                                                                                                 $866,976,627
(Cost $845,779,661)

Diversified Banks 10.54%                                                                                                84,568,700
Bank of America Corp.                                                                                    730,000        31,630,900
Comerica, Inc.                                                                                           296,000        17,567,600
U.S. Bancorp.                                                                                            582,000        16,819,800
Wachovia Corp.                                                                                           230,000        10,798,500
Wells Fargo & Co.                                                                                        130,000         7,751,900

Electric Utilities 38.60%                                                                                              309,771,379
Alliant Energy Corp.                                                                                      50,000         1,244,000
Ameren Corp.                                                                                             561,100        25,894,765
American Electric Power Co., Inc.                                                                        335,500        10,722,580
Black Hills Corp.                                                                                        454,000        12,612,120
CH Energy Group, Inc.                                                                                    313,100        14,339,980
Cinergy Corp.                                                                                            539,100        21,348,360
Consolidated Edison, Inc.                                                                                525,100        22,075,204
DTE Energy Co.                                                                                           485,000        20,462,150
Empire District Electric, Co. (The)                                                                      428,400         8,803,620
Entergy Corp.                                                                                             10,000           606,100
FPL Group, Inc.                                                                                            9,000           614,880
Great Plains Energy, Inc.                                                                                 37,000         1,078,550
NSTAR                                                                                                    488,000        23,960,800
OGE Energy Corp.                                                                                         884,800        22,323,504
Pinnacle West Capital Corp.                                                                              230,000         9,545,000
Progress Energy, Inc.                                                                                    569,600        24,116,864
Puget Energy, Inc.                                                                                       697,000        15,821,900
Scottish Power Plc, American Depositary Receipt (United Kingdom)                                         610,000        18,812,400
Southern Co. (The)                                                                                       593,400        17,790,132
TECO Energy, Inc.                                                                                         40,000           541,200
Westar Energy, Inc.                                                                                      425,000         8,585,000
WPS Resources Corp.                                                                                      373,000        16,781,270
Xcel Energy, Inc.                                                                                        675,000        11,691,000

Gas Utilities 12.35%                                                                                                    99,114,925
Atmos Energy Corp.                                                                                       731,200        18,418,928
KeySpan Corp.                                                                                            577,400        22,634,080
NiSource, Inc.                                                                                           467,700         9,826,377
Northwest Natural Gas Co.                                                                                325,000        10,312,250
Peoples Energy Corp.                                                                                     557,000        23,215,760
Piedmont Natural Gas Co., Inc.                                                                            90,000         3,954,600
WGL Holdings, Inc.                                                                                       380,500        10,752,930

Integrated Oil & Gas 0.96%                                                                                               7,724,160
ChevronTexaco Corp.                                                                                      144,000         7,724,160

Integrated Telecommunication Services 2.78%                                                                             22,316,876
SBC Communications, Inc.                                                                                 670,000        17,386,500
Verizon Communications, Inc.                                                                             125,200         4,930,376

Multi-Utilities & Unregulated Power 15.18%                                                                             121,813,698
Dominion Resources, Inc.                                                                                 385,000        25,121,250
Duke Energy Corp.                                                                                        533,400        12,209,526
Energy East Corp.                                                                                        152,600         3,842,468
National Fuel Gas Co.                                                                                    456,000        12,918,480
ONEOK, Inc.                                                                                              821,100        21,365,022
Public Service Enterprise Group, Inc.                                                                    454,700        19,370,220
SCANA Corp.                                                                                              257,500         9,615,050
Vectren Corp.                                                                                            689,900        17,371,682

Other Diversified Financial Services 2.20%                                                                              17,672,774
Citigroup, Inc.                                                                                          145,000         6,397,400
J.P. Morgan Chase & Co.                                                                                  283,800        11,275,374

Regional Banks 22.76%                                                                                                  182,689,975
AmSouth Bancorp.                                                                                         775,000        18,910,000
BB&T Corp.                                                                                               495,000        19,646,550
Colonial BancGroup (The), Inc.                                                                           275,000         5,623,750
Community First Bankshares, Inc.                                                                         180,000         5,770,800
F.N.B. Corp.                                                                                             190,000         4,204,700
First Horizon National Corp.                                                                             290,000        12,574,400
FirstMerit Corp.                                                                                         365,000         9,601,325
Hudson United Bancorp.                                                                                   195,000         7,185,750
KeyCorp                                                                                                  749,000        23,668,400
National City Corp.                                                                                      505,000        19,503,100
PNC Financial Services Group                                                                             335,000        18,123,500
Regions Financial Corp.                                                                                  795,000        26,282,700
Susquehanna Bancshares, Inc.                                                                             275,000         6,765,000
Whitney Holding Corp.                                                                                    115,000         4,830,000

Thrifts & Mortgage Finance 2.66%                                                                                        21,304,140
People's Bank                                                                                            150,000         5,359,500
Washington Mutual, Inc.                                                                                  408,000        15,944,640

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 34.11%                                                                                               $273,695,442
(Cost $279,715,930)

Consumer Finance 0.17%                                                                                                   1,385,450
SLM Corp., 6.97%, Ser A                                                                  BBB+             24,200         1,385,450

Diversified Banks 3.44%                                                                                                 27,628,824
Abbey National Plc, 7.375%, Depositary Shares, Ser B (United
Kingdom)                                                                                 A-               93,100         2,517,424
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                          A             1,060,000        25,111,400

Electric Utilities 10.40%                                                                                               83,431,000
Alabama Power Co., 5.20%                                                                 BBB+            200,000         4,900,000
Alabama Power Co., 5.30% (Class A)                                                       BBB+            213,000         5,211,854
Carolina Power & Light Co., $5.44                                                        BB+             111,493        10,340,976
Connecticut Light & Power Co., $3.24, Ser 68G                                            BBB-             12,500           651,954
Connecticut Light & Power Co., 5.28%, Ser 1967                                           BBB-             18,294           834,093
Connecticut Light & Power Co., 6.56%, Ser 1968                                           BBB-              7,224           378,132
DTE Energy Co., 8.75%, Conv                                                              BBB             187,000         4,833,950
Duquesne Light Co., 6.50%                                                                BB+             210,000        10,815,000
Entergy Arkansas, Inc., $1.96                                                            BB+             150,466         3,756,955
Entergy Arkansas, Inc., 4.56%                                                            BB+               9,388           678,870
Entergy Arkansas, Inc., 4.56%, Ser 1965                                                  BB+               9,818           709,964
Entergy Arkansas, Inc., $6.08                                                            Ba1               9,808           945,553
Entergy Gulf States, Inc., $7.56                                                         BB               28,422         2,799,567
Entergy Louisiana, Inc., 5.16%                                                           Ba1              12,044           999,276
Entergy Mississippi, Inc., 4.92%                                                         Ba2               7,884           623,576
FPL Group Capital Trust I, 5.875%                                                        BBB+            348,200         8,405,548
Interstate Power & Light Co., 7.10%, Ser C                                               BBB-             16,800           453,600
Interstate Power & Light Co., 8.375%, Ser B                                              BBB-            233,000         7,432,700
Monongahela Power Co., $7.73, Ser L                                                      B-               33,143         3,156,871
Northern Indiana Public Service Co., 4.50%                                               BB+              28,863         2,281,080
Northern Indiana Public Service Co., 4.88%                                               BB+               7,616           652,596
Ohio Edison Co., 4.56%                                                                   BB               15,325         1,189,220
Pennsylvania Power Co., 7.75%                                                            BB                9,500           953,562
Union Electric Co., $4.50                                                                BBB              10,370           811,453
Wisconsin Power & Light Co., 4.50%                                                       BBB               4,600           363,400
Xcel Energy, Inc., $4.08, Ser B                                                          BB+              66,070         4,955,250
Xcel Energy, Inc., $4.56, Ser G                                                          BB+              53,700         4,296,000

Gas Utilities 3.26%                                                                                                     26,166,262
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                             CCC-            300,000        13,668,750
KeySpan Corp., 8.75%, Conv                                                               A                27,500         1,457,500
Southern Union Co., 7.55%                                                                BB+             409,800        11,040,012

Investment Banking & Brokerage 5.36%                                                                                    43,033,950
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                              BBB             126,700         6,271,650
Bear Stearns Cos., Inc. (The), 5.49%, Ser G                                              BBB             249,800        12,614,900
Bear Stearns Cos., Inc. (The), 6.15%, Ser E                                              BBB              64,900         3,374,800
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                          BBB+             56,000         2,788,800
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                             BBB+            254,160        12,898,620
Lehman Brothers Holdings, Inc., 6.50%, Depositary Shares, Ser F                          BBB+            193,500         5,085,180

Multi-Line Insurance 0.66%                                                                                               5,289,223
ING Groep N.V., 6.20% (Netherlands)                                                      A-              109,100         2,676,223
ING Groep N.V., 7.05% (Netherlands)                                                      A-              100,000         2,613,000

Multi-Utilities & Unregulated Power 1.08%                                                                                8,669,090
Avista Corp., $6.95, Ser K                                                               BB-              35,000         3,591,000
Public Service Electric & Gas Co., 5.05%, Ser D                                          BB+              12,160         1,045,760
Public Service Electric & Gas Co., 5.28%, Ser E                                          BB+              21,930         1,925,454
South Carolina Electric & Gas Co., 6.52%                                                 Baa1             20,000         2,106,876

Oil & Gas Exploration & Production 4.41%                                                                                35,356,380
Anadarko Petroleum Corp., 5.46%, Depositary Shares                                       BBB-             50,000         4,957,500
Apache Corp., 5.68%, Depositary Shares, Ser B                                            BBB              50,000         5,071,875
Devon Energy Corp., 6.49%, Ser A                                                         BB+             150,000        15,693,750
Nexen, Inc., 7.35% (Canada)                                                              BBB-            359,584         9,633,255

Other Diversified Financial Services 3.60%                                                                              28,882,140
ABN AMRO Capital Funding Trust V, 5.90%                                                  A               140,000         3,309,600
ABN AMRO Capital Funding Trust VII, 6.08%                                                A               950,000        23,056,500
General Electric Capital Corp., 6.10%                                                    AAA              38,100           967,740
J.P. Morgan Chase Capital XI, 5.875%                                                     A-               65,000         1,548,300

Reinsurance 0.33%                                                                                                        2,640,960
RenaissanceRe Holdings Ltd., 6.08%, Ser C (Bermuda)                                      BBB+            112,000         2,640,960

Thrifts & Mortgage Finance 1.40%                                                                                        11,212,163
Fannie Mae, 4.75%, Ser M                                                                 AA-              20,000           823,000
Fannie Mae, 5.10%, Ser E                                                                 AA-              24,300         1,211,963
Fannie Mae, 5.125%, Ser L                                                                AA-             124,000         5,567,600
Fannie Mae, 5.375%, Ser I                                                                AA-              76,800         3,609,600

                                                                  Interest    Maturity   Credit        Par value
Issuer, description                                               rate (%)        date   rating (A)        ($000)            Value
Short-term investments 5.42%                                                                                           $43,500,000
(Cost $43,500,000)

Government U.S. Agency 5.42%                                                                                            43,500,000
Federal Home Loan Bank, Disc Note                                     1.50   10-01-2004  AAA              43,500        43,500,000

Total investments 147.56%                                                                                           $1,184,172,069

Other assets and liabilities, net (47.56%)                                                                           ($381,649,597)

Total net assets 100.00%                                                                                              $802,522,472


(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $1,168,995,591.

     Gross unrealized appreciation and depreciation of investments aggregated $32,946,816 and $17,770,338, respectively, resulting in net unrealized appreciation of $15,176,478.

For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: HTD


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Tax-Advantaged Dividend Income Fund.


P13Q3  9/04
      11/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Advantaged Dividend Income Fund


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 23, 2004